Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid purchase orders	$ 2,850	$ 126
Prepaid insurance	662	69
Other receivables	262	94
Prepaid expenses and other current assets	$ 4,011	403
Solaris LLC
Prepaid purchase orders		126	$ 200
Prepaid insurance		69	100
Prepaid Operating Expenses		114	79
Other receivables		94	133
Prepaid expenses and other current assets		$ 403	$ 512